Business Combination - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2012 I Bank	Dec. 31, 2012 I Bank	Dec. 31, 2011 I Bank	Apr. 01, 2012 I Bank Non-Credit Impaired Loans	Oct. 01, 2012 Community Group	Dec. 31, 2012 Community Group	Dec. 31, 2012 Community Group Non-Credit Impaired Loans	Dec. 31, 2012 Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank and Farmersville Bancshares, Inc.	Dec. 31, 2010 Town Center Bank	Jul. 31, 2010 Town Center Bank
Business Acquisition [Line Items]
Percentage of outstanding stock acquired (percent)							100.00%
Acquired loans, fair value										$ 113,531
Acquired loans			180,448	0	67,505		116,948			113,723	63,500		59,106		67,505
Contractual amount over fair value										(192)			412
Goodwill acquired	28,742		28,742	11,222	11,222	11,222	12,967	12,967			4,779	4,779
Acquisition related expenses	602	811	1,401	0	668			705				696			668
Pro forma net income								18,308	17,321
Pro forma revenue								82,966	75,669
Number of shares issue related to acquisition (shares)											182,221			192,688
Cash paid in the transaction	0	37,000	46,600	0	101		37,000				9,600				101
Share price per share (usd per share)											$ 20.31			$ 17.19
Acquired loans, fair value													58,694
Business acquisition contingent consideration liability			0	0	1,752										1,752	1,752	1,752
Business combination bargain purchase gain			$ 0	$ 0	$ 6,692										$ 6,692